voxeljet UK (Tables)	12 Months Ended
Dec. 31, 2017
voxeljet UK
Summary of amounts related to restructuring charges

		December 31,
		2015
Components of restructuring charges	Line items in statement of comprehensive loss	(€ in thousands)
Write-off digital library	Cost of sales	309
Impairment of inventories	Cost of sales	1,068
Write-off customer list	Selling expense	380
Separation and breach of contract	Administrative expenses	260
Legal consulting	Administrative expenses	79
Settlement of rent agreements	Research and development expenses	67
Loss on disposal of fixed assets	Other operating expense	67
Transfer of employees	Other operating expense	275
Derecognition of goodwill due to disposed business	Other operating expense	129
Settlement of loan agreements	Finance expense	29

Key assumptions used in estimation of recoverable amount

In percent	2015
WACC	10.1%
Terminal value growth rate	2.0%

Summary of change needed in assumptions to equal carrying amount

2015
WACC	2.5%
Revenue the last year of the plan	kGBP 200

Cost of capital and terminal growth rate used in estimating the value in use

2016
WACC	15.41%
Terminal value growth rate	1.00%